Consolidated Statements of Financial Position (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement [Line Items]
Fixed income securities at fair value, amortized cost	$ 131,011	$ 95,423	$ 101,473
Equity securities, at fair value, cost	569	1,563	994
Accounts receivable and other assets, allowance	$ 976	$ 484	$ 4,254
Shareholders’ Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	2,000,000	18,000,000	18,000,000
Preferred Stock, Shares Outstanding	2,000,000	18,000,000	18,000,000
Preferred Stock, Liquidation Preference Per Share	$ 1.00	$ 1.00	$ 1.00
Common stock, par value	$ 0.003	$ 0.003	$ 0.003
Common Stock, Shares Authorized	300,000,001	300,000,001	300,000,001
Common Stock, Shares, Outstanding	8,233,325	6,144,395	6,143,463
Ordinary Common Stock [Member]
Shareholders’ Equity
Common Stock, Shares Authorized	266,666,667	266,666,667	266,666,667
Common stock, shares issued	6,970,854	2,256,924	1,541,842
Common Stock, Shares, Outstanding	6,970,854	2,256,924	1,541,842
Restricted Voting Common Stock [Member]
Shareholders’ Equity
Common stock, par value	$ 0.003	$ 0.003	$ 0.003
Common Stock, Shares Authorized	33,333,334	33,333,334	33,333,334
Common stock, shares issued	1,262,471	3,887,471	4,601,621
Common Stock, Shares, Outstanding	1,262,471	3,887,471	4,601,621